Supplemental Cash Flow Information Schedule (Tables)	9 Months Ended
Sep. 30, 2019
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures	The following is a tabular reconciliation of the Partnership's cash, cash equivalents and restricted cash balances for the periods presented in the Partnership's consolidated statements of cash flows.

	September 30, 2019	December 31, 2018	September 30, 2018	December 31, 2017
	$	$	$	$
Cash and cash equivalents	142,860	149,014	139,854	244,241
Restricted cash – current	58,109	38,329	36,429	22,326
Restricted cash – long-term	33,562	35,521	30,159	72,868
	234,531	222,864	206,442	339,435

The Partnership maintains restricted cash deposits relating to certain term loans, collateral for cross currency swaps (see Note 11), project tenders and amounts received from charterers to be used only for dry-docking expenditures and emergency repairs.

b)